LONG-TERM INCENTIVE AND RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Set Forth Unit Appreciation Right Award Activity	The following table sets forth the UAR award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	58,646	66,355
Granted	—	—
Exercised	—	—
Forfeited	(43,646)	(7,709)
Outstanding, end of period (1)	15,000	58,646
Exercisable, end of period	15,000	57,081

2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan Activity

The following table sets forth the 2018 LTIP phantom unit award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	108,602	117,630
Granted (1)	354,104	41,732
Settled in common units or cash (1)	(709)	(16,098)
Forfeiture	(87,536)
Performance vesting forfeiture	(29,512)	(34,662)
Outstanding, end of period (2)	344,949	108,602
(1)

The weighted-average grant date fair value for the unit awards on the date of grant was $6.72 and $8.11 for the years ended December 31, 2018 and 2017, respectively. The intrinsic values of unit awards vested during the years ended December 31, 2018 and 2017 were $2.4 million and $0.4 million, respectively.

(2)	Based on the closing price of the common units on December 31, 2018, the estimated intrinsic value of the outstanding unit awards was $2.4 million at December 31, 2018.

The following table sets forth the 2018 LTIP restricted unit award activity for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	—	—
Granted (1)	780,949	—
Settled in common units or cash (1)	—	—
Performance vesting forfeiture	—	—
Outstanding, end of period (2)	780,949	—
(1)	The weighted-average grant date fair value for the unit awards on the date of grant was $3.98 for the year ended December 31, 2018.

2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan Activity	The following table sets forth the 2004 LTIP activity related to DERs credited as phantom units to the participant’s accounts for the years ended December 31, 2018 and 2017, respectively:

	Years Ended December 31,
	2018	2017
Outstanding, beginning of period	219,306	205,510
Granted (1)	—	13,796
Settled in common units or cash	—	—
Outstanding, end of period (2)	219,306	219,306

(1)	The weighted-average grant date fair value for the phantom unit awards on the date of grant was $9.70 for the year ended December 31, 2017.
(2)	Based on the closing price of the common units on December 31, 2018, the estimated intrinsic value of the outstanding restricted phantom units was $0.5 million.